Revenue - Summary of Revenue by Type of Good or Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 602,384	$ 385,966	$ 242,116
In-Store Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	15,595	15,434	12,668
Platform Services Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	488,995	296,350	180,937
Platform Fulfilment Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 97,794	$ 74,182	$ 48,511